Long-Term Loans, Net Of Current Maturities (Summary Of Maturities Of Long-Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loans Payable, Noncurrent [Abstract]
2017 - current maturities	$ 165,392
2018	0
2019	0
2020	475
Long-term Debt, total	$ 165,867	$ 214,049